UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/17_

Item 1. Schedule of Investments.

TEMPLETON GROWTH FUND, INC.

Statement of Investments, May 31, 2017 (unaudited)

Industry

Shares

Value

Common Stocks 95.6%
Canada 2.1%

Barrick Gold Corp	Metals & Mining	8,577,400	$141,870,196
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	1,069,083	9,538,316
[a] Husky Energy Inc	Oil, Gas & Consumable Fuels	2,974,300	34,244,310
Wheaton Precious Metals Corp	Metals & Mining	5,112,107	104,467,758
			290,120,580
China 4.8%
[a] Baidu Inc., ADR.	Internet Software & Services	972,600	181,000,860
China Life Insurance Co. Ltd., H	Insurance	59,196,000	194,472,547
China Mobile Ltd	Wireless Telecommunication Services	6,253,500	69,376,778
[b] China Telecom Corp. Ltd., ADR	Diversified Telecommunication Services	735,230	36,474,760
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	123,100,000	61,135,715
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	154,862,700	138,716,532
			681,177,192
France 5.5%
AXA SA	Insurance	5,261,001	140,352,070
BNP Paribas SA	Banks	2,420,090	170,843,781
Cie Generale des Etablissements Michelin, B	Auto Components	181,509	22,844,724
Credit Agricole SA	Banks	9,543,160	146,277,086
Sanofi	Pharmaceuticals	1,990,997	197,270,058
Total SA, B	Oil, Gas & Consumable Fuels	1,356,334	72,048,008
Veolia Environnement SA	Multi-Utilities	905,162	19,926,475
			769,562,202
Germany 5.1%
Deutsche Lufthansa AG	Airlines	8,593,291	167,012,821
innogy SE.	Multi-Utilities	4,053,200	166,386,249
Merck KGaA	Pharmaceuticals	1,255,504	151,598,270
Metro AG	Food & Staples Retailing	2,644,025	88,542,452
Siemens AG	Industrial Conglomerates	1,055,809	150,740,432
			724,280,224
Hong Kong 0.2%
Value Partners Group Ltd	Capital Markets	27,963,000	26,339,395
India 1.1%
Hero Motocorp Ltd	Automobiles	2,769,738	160,810,963
Ireland 0.5%
CRH PLC	Construction Materials	1,831,815	65,985,288
Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	8,998,137	250,688,097
Italy 1.5%
Eni SpA	Oil, Gas & Consumable Fuels	13,163,395	208,424,434
Japan 4.7%
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	3,402,300	26,753,968
Nissan Motor Co. Ltd	Automobiles	16,659,500	159,653,855
Panasonic Corp	Household Durables	13,255,100	169,989,343
Ryohin Keikaku Co. Ltd	Multiline Retail	189,900	49,427,319
SoftBank Group Corp	Wireless Telecommunication Services	3,084,400	250,700,611
			656,525,096
Luxembourg 0.2%
SES SA, IDR	Media	1,325,600	32,801,940

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Netherlands 3.7%
Aegon NV.	Insurance	24,877,417	$123,900,986
[c] Akzo Nobel NV	Chemicals	2,170,941	181,774,228
ING Groep NV	Banks	7,254,341	121,384,264
QIAGEN NV	Life Sciences Tools & Services	2,830,848	95,339,533
			522,399,011
Portugal 1.1%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	10,043,160	154,956,802
Russia 0.8%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	8,277,611	114,727,689
Singapore 2.1%
DBS Group Holdings Ltd	Banks	8,010,734	118,503,866
Singapore Telecommunications Ltd	Diversified Telecommunication Services	63,742,600	173,204,825
			291,708,691
South Korea 5.9%
Hyundai Motor Co	Automobiles	1,471,079	214,252,353
KB Financial Group Inc	Banks	3,961,201	189,711,505
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	211,206	421,779,802
			825,743,660
Spain 0.8%
[a] Telefonica SA	Diversified Telecommunication Services	10,000,787	111,417,348
Sweden 2.6%
Ericsson, B	Communications Equipment	27,684,620	202,040,300
Getinge AB, B	Health Care Equipment & Supplies	7,932,270	165,175,731
			367,216,031
Switzerland 2.9%
Credit Suisse Group AG	Capital Markets	8,894,045	122,163,377
Roche Holding AG	Pharmaceuticals	776,328	213,103,359
UBS Group AG	Capital Markets	4,479,410	71,241,262
			406,507,998
Thailand 0.6%
Bangkok Bank PCL, fgn	Banks	6,552,400	35,798,102
Bangkok Bank PCL, NVDR	Banks	8,099,000	42,820,385
			78,618,487
Turkey 0.7%
[a] Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	11,727,372	101,089,947
United Kingdom 12.8%
BAE Systems PLC	Aerospace & Defense	21,838,189	187,261,770
Barclays PLC	Banks	56,873,770	153,891,898
BP PLC	Oil, Gas & Consumable Fuels	38,118,280	229,221,600
HSBC Holdings PLC	Banks	20,709,740	179,924,080
Kingfisher PLC	Specialty Retail	23,949,234	100,321,274
Man Group PLC	Capital Markets	23,440,122	47,508,687
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	11,913,327	329,034,164
Sky PLC	Media	14,718,537	187,941,523
[a] Standard Chartered PLC	Banks	24,000,406	226,336,595
[a] Tesco PLC	Food & Staples Retailing	27,043,025	64,010,154
Vodafone Group PLC	Wireless Telecommunication Services	32,708,391	97,565,128
			1,803,016,873

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TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
United States 34.1%
Allergan PLC.	Pharmaceuticals	1,113,979	$249,252,801
Ally Financial Inc	Consumer Finance	1,576,830	29,234,428
[a] Alphabet Inc., A.	Internet Software & Services	239,370	236,279,733
American International Group Inc	Insurance	3,477,090	221,247,237
AmerisourceBergen Corp	Health Care Providers & Services	1,595,000	146,373,150
Amgen Inc	Biotechnology	1,532,560	237,914,614
Apache Corp	Oil, Gas & Consumable Fuels	2,184,840	102,163,118
Apple Inc	Technology Hardware, Storage & Peripherals	1,620,480	247,544,525
Capital One Financial Corp	Consumer Finance	1,852,850	142,521,222
Cardinal Health Inc	Health Care Providers & Services	1,952,550	145,054,940
[a] Celgene Corp	Biotechnology	322,940	36,947,565
Cisco Systems Inc	Communications Equipment	4,855,840	153,104,635
Citigroup Inc	Banks	5,258,250	318,334,455
Comcast Corp., A	Media	5,896,420	245,821,750
ConocoPhillips	Oil, Gas & Consumable Fuels	2,749,020	122,853,704
[a] DXC Technology Co	IT Services	744,358	57,702,632
Eli Lilly & Co	Pharmaceuticals	1,911,840	152,125,109
[a] First Solar Inc	Semiconductors & Semiconductor Equipment	1,480,690	57,021,372
Gilead Sciences Inc	Biotechnology	2,820,100	182,996,289
Halliburton Co	Energy Equipment & Services	2,156,750	97,463,533
Hewlett Packard Enterprise Co	Technology Hardware, Storage & Peripherals	1,701,800	32,010,858
JPMorgan Chase & Co	Banks	2,085,700	171,340,255
Medtronic PLC	Health Care Equipment & Supplies	1,119,710	94,369,159
Microsoft Corp	Software	3,078,070	214,972,409
[a,d] Navistar International Corp	Machinery	5,754,190	148,860,895
[a] NetScout Systems Inc	Communications Equipment	850,920	31,143,672
Oracle Corp	Software	8,513,360	386,421,410
Perrigo Co. PLC	Pharmaceuticals	972,190	70,824,042
SunTrust Banks Inc	Banks	2,119,720	113,129,456
Tiffany & Co	Specialty Retail	454,580	39,530,277
Twenty-First Century Fox Inc., A	Media	5,194,760	140,881,891
United Parcel Service Inc., B.	Air Freight & Logistics	678,440	71,894,287
Walgreens Boots Alliance Inc	Food & Staples Retailing	1,254,500	101,639,590
			4,798,975,013
Total Common Stocks
(Cost $10,990,322,041)			13,443,092,961

		Principal
		Amount

Corporate Bonds (Cost $139,719,773)
1.1%
United States 1.1%
[e] Chesapeake Energy Corp., secured note, second lien,
144A, 8.00%, 12/15/22	Oil, Gas & Consumable Fuels	$148,571,000	161,199,535
Total Investments before Short Term
Investments (Cost $11,130,041,814)			13,604,292,496

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TEMPLETON GROWTH FUND, INC.

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments 2.8%
Time Deposits 2.8%
United States 2.8%
Bank of Montreal, 0.70%, 6/01/17	$30,000,000	$30,000,000
National Australia Bank Ltd, 0.80%, 6/01/17	285,000,000	285,000,000
National Bank of Canada, 0.84%, 6/01/17	15,000,000	15,000,000
Royal Bank of Canada, 0.75%, 6/01/17	56,500,000	56,500,000
Total Time Deposits (Cost $386,500,000)		386,500,000

	Shares
Investments from Cash Collateral
Received for Loaned Securities (Cost
$1,454,400) 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[f,g] Institutional Fiduciary Trust Money Market Portfolio,
0.44%.	1,454,400	1,454,400
Total Investments (Cost $11,517,996,214)
99.5%		13,992,246,896
Other Assets, less Liabilities 0.5%.		75,998,802
Net Assets 100.0%		$14,068,245,698

See Abbreviations on page 8.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at May 31, 2017.
cAt May 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
dSee Note 5 regarding holdings of 5% voting securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Directors.
fSee Note 6 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

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TEMPLETON GROWTH FUND, INC.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,477,249,254

Unrealized appreciation	$3,335,997,690
Unrealized depreciation	(821,000,048)
Net unrealized appreciation (depreciation)	$2,514,997,642

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares Held			Shares Held	Value		Realized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)

Non-Controlled Affiliates
Navistar International Corp. (Value is
1.1% of Net Assets)	5,754,190	—	—	5,754,190	$148,860,895	$ —	$ —

|6

TEMPLETON GROWTH FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.44%	51,564,862	1,382,489,407	(1,432,599,869)	1,454,400	$1,454,400	$—	$—	0.0%[a]

[a]Rounds to less than 0.1%.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$13,443,092,961	$—	$—	$13,443,092,961
Corporate Bonds	—	161,199,535	—	161,199,535
Short Term Investments	1,454,400	386,500,000	—	387,954,400
Total Investments in Securities	$13,444,547,361	$547,699,535	$—	$13,992,246,896

[a]For detailed categories, see the accompanying Statement of Investments.

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TEMPLETON GROWTH FUND, INC.
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|8

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

By /s/ ROBERT G. KUBILIS

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2017